Share capital	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Share capital
21	Share capital

	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance January 1, 2018 (US$0.000083 par value; 4,800,000,000 shares authorized)	2,970,573,050	2	23,915	—	—
Issuance of ordinary shares (note i)	97,381,238	—	2,433	—	—
Issuance of ordinary shares for acquiring the remaining interest in UEC	23,084,008	—	1,027	—	—
Issuance of puttable ordinary shares (note ii)	24,757,517	—	—	—	—
Issuance of ordinary shares to Music Label Partners ( note iii)	68,131,015	—	2,905	—	—
Issuance of ordinary shares upon initial public offering ( note iv)	82,059,658	—	3,496	—	—

Balance December 31, 2018 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,265,986,486	2	33,776	—	—

Issuance of ordinary shares (note v)	280,512	—	12	—	—
Employee share award schemes
—value of employee service	—	—	637	—	—
—Shares held for share award schemes (note vi)	—	—	—	(31)	—
—Shares allotted and issued for share award schemes (note vii)	88,798,940	—	—	—	—

Balance December 31, 2019 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,355,065,938	2	34,425	(31)	—

Employee share award schemes
—value of employee service	—	—	619	—	—
—Shares held for share award schemes (note vi)	—	—	—	(47)	—
—Shares allotted and issued for share award schemes (note vii)	30,077,800	—	—	—	—
Repurchase of ordinary shares ( note viii)	—	—	—	—	(134)

Balance December 31, 2020 (US$0.000083 par value; 4,800,000,000 shares authorized)	3,385,143,738	2	35,044	(78)	(134)

As at December 31, 2019 and 2020, analysis of the Company’s issued shares is as follows:

	As at December 31, 2019		As at December 31, 2020
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,325,454,335	—	1,670,004,560	1
Class B ordinary shares	2,029,611,603	2	1,715,139,178	1

	3,355,065,938	2	3,385,143,738	2

*	All issued shares are fully paid as at December 31, 2019 and 2020.

Notes:

(i)
From January to March 2018, 97,318,238 ordinary shares of the Company were allotted and issued to certain existing shareholders and new financial investors for an aggregated consideration of US$382 million (equivalents to approximately RMB2,493 million). These shares rank pari passu in all respects with the shares in issue. The excess over the par value was credited to the additional paid-in
capital.

(ii)	Issuance of puttable ordinary shares
From January to March 2018, the Company allotted and issued 24,757,517 ordinary shares of the Company to certain investors for an aggregate consideration of US$123 million (equivalents to approximately RMB803 million). The consideration comprised cash proceeds of US$67 million (equivalents to approximately RMB437 million) and business cooperation arrangements, in form of contents cooperation, valued at approximately US$56 million (equivalents to approximately RMB365 million).
These shares rank pari passu in all respects with the shares in issue except that there is lock up period of 3 years on these shares and the holders have the right to sell their shares to the Company during the lock up period at a pre-determined
price (“Put Right”). This arrangement is accounted for as compound instrument under share-based compensation arrangement with debt component, representing the holders’ right to demand payment by exercise the Put Right, which is accounted for as cash-settled share-based compensation and the residual is equity component accounted for as equity-settled shared-based compensation.
The present value of the outflows of cash in relation to the Put Right of approximately US$67 million (equivalents to approximately RMB437 million) is recognized as a liability (Note 25) and subsequently measured at fair value. The residual balance of approximately US$56 million (equivalents to approximately RMB365 million) is accounted for as an equity-settled share-based compensation and recognized in equity. In January 2021, the Put Right was expired and the relevant liability was derecognized and reclassified to equity accordingly.

(iii)	Share Issuances to Music Label Partners
On October 3, 2018, the Company issued a total of 68,131,015 ordinary shares to WMG China LLC (“Warner”), an affiliate of Warner Music Group, and Sony Music Entertainment (“Sony”) for an aggregate cash consideration of approximately US$200 million. Under the share subscription agreements, shares held by Warner and certain shares held by Sony are subject to a lock-up
until the earlier of the third anniversary of the completion of the IPO of the Company or October 1, 2021, subject to limited exceptions. The remaining shares held by Sony are subject to a lock-up
until the earlier of the end of 180 days after the Company’s prospectus issued on December 12, 2018 or April 1, 2019, subject to limited exceptions. Warner and Sony can request the Company to repurchase the shares held by them at their subscription price if there is no qualified IPO by the end of 2019.
The Company expects this share issuance will help deepen its strategic cooperation with its major music label partners and better align the interests with them to create long-term value. The excess fair value of the shares issued, taking into account the related terms and conditions, over the consideration received of approximately US$221 million (equivalents to approximately RMB1,519 million) was accounted for as share-based accounting charge expensed immediately upon the share issuances under IFRS 2 “Share-based Payment”.

(iv)	Dual-class ordinary share structure
The Company adopted a dual-class ordinary share structure effective immediately prior to the completion of the IPO.
Ordinary shares of the Company are divided into Class A ordinary shares and Class B ordinary shares. Holders of the Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes and is convertible into one Class A ordinary share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of any Class B ordinary shares by a holder thereof to any non-affiliate
to such holder, each of such Class B ordinary share will be immediately converted into one Class A ordinary share.
All the Company’s issued ordinary shares held by the Company’s shareholders other than the then existing shareholders as at December 8, 2017 and its respective affiliates that holding any ordinary shares in the Company immediately prior to the completion of the IPO
(“Pre-2018
Shareholders”) have been
re-designated
as Class A ordinary shares, and all issued ordinary shares held by the
Pre-2018
Shareholders have been
re-designated
as Class B ordinary shares immediately prior to the completion of the IPO.
On December 12, 2018, 41,029,829 ADSs were offered by the Company upon the listing of the ADSs on the New York Stock Exchange (the “Offering”), which represented 82,059,658 Class A ordinary shares of the Company.

(v)
On February 20, 2019, the Company completed a private placement, where the Company sold to Tencent 280,512 Class A ordinary shares with an aggregate value of US$1.8 million at the offering price per share in our initial public offering for distribution to its eligible shareholders as required by the relevant listing rules of the Hong Kong Stock Exchange.

(vi)
During the years ended December 31, 2019 and 2020, the Share Scheme Trust withheld 617,634 and 1,046,852 Class A ordinary shares of the Company for an amount of approximately RMB31 million and RMB47 million which had been deducted from the equity

(vii)
As at December 31, 2019 and 2020, 31,310,524 and 35,763,090 Class A ordinary shares are held in the Share Scheme Trust for the purpose of granting awarded shares to the participants under the Share Award Schemes.

(viii)	Repurchase of shares
In December 2019, the board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to US$400 million of its Class A ordinary shares in the form of ADSs during a twelve-month period commencing on December 15, 2019.
During the year ended December 31, 2020, the Company had repurchased 1,936,742 ADSs from the open market, at an aggregate consideration of approximately US$19 million in cash under this share repurchase program. The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.